Details of Company's Subsidiaries,VIE and Consolidated Entities (Detail)	12 Months Ended
	Dec. 31, 2013	Aug. 26, 2013
Eddia International Group Limited
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul. 26, 2006
Place of incorporation/ establishment	British Virgin Islands ("BVI")
Percentage of shareholding/ ownership	100.00%
Principal activities	Investment holding
Shanghai Zhengtu Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Sep. 06, 2006
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game development and maintenance
Giant Interactive (HK) Limited
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Dec. 22, 2008
Place of incorporation/ establishment	Hong Kong
Percentage of shareholding/ ownership	100.00%
Principal activities	Oversea online game licensing, development, and operation
Shanghai Zhuhai Zhengtu Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Feb. 19, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Hangzhou Snow Wolf Software Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 18, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	40.76%
Principal activities	Online game research and development
Shanghai Zhengduo Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Jul. 08, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game development and maintenance
Shanghai Jujia Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 20, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. | Shanghai Jujia Network Technology Co., Ltd. (II)
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 10, 2012
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	70.00%
Principal activities	Online game research and development
Shanghai Jujia Network Technology Co., Ltd. | Shanghai Jujia Network Technology Co., Ltd. (III)
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 10, 2012
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Juhuo Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 04, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Zhengju Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Apr. 28, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game development and maintenance
Shanghai Juquan Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	May 19, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Beijing Giant Zhengtu Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 17, 2012
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Shanghai Juhuan Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 24, 2012
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Juxiao Real Estate Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Aug. 08, 2013
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Real Estate Development
Shanghai Juyan Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 15, 2013
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Shanghai Giant Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 14, 2004
Place of incorporation/ establishment	PRC
Principal activities	Internet content provider
Shanghai Juhe Network Technology Co Ltd
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 04, 2009
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Shanghai Juxin Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 09, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Beijing Julun Network Information Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Nov. 19, 2010
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	100.00%
Principal activities	Online game research and development
Shanghai Juzi Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Oct. 10, 2012
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%
Principal activities	Online game research and development
Beijing Haishen Network Technology Co., Ltd.
Variable Interest Entity [Line Items]
Date of incorporation/ establishment	Aug. 26, 2013
Place of incorporation/ establishment	PRC
Percentage of shareholding/ ownership	51.00%	51.00%
Principal activities	Online game research and development